DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 69.2%
Brazil - 3.5%
Ambev SA, ADR	49,808	$ 136,474
Banco Bradesco SA, ADR	50,139	235,653
Itau Unibanco Holding SA, ADR	54,782	271,719
Petroleo Brasileiro SA, ADR (A)	25,966	221,750
Petroleo Brasileiro SA, ADR	21,034	178,368
StoneCo, Ltd., A Shares (A)	2,227	136,337
Vale SA, ADR	38,832	674,900

		1,855,201

China - 29.4%
Agricultural Bank of China, Ltd., H Shares	320,000	128,009
Alibaba Group Holding, Ltd., ADR (A)	8,038	1,822,456
ANTA Sports Products, Ltd.	10,000	163,098
Baidu, Inc., ADR (A)	3,082	670,489
Bank of China, Ltd., H Shares	870,000	331,239
Bank of Communications Co., Ltd., H Shares	241,000	153,445
BeiGene, Ltd., ADR (A)	445	154,896
Bilibili, Inc., ADR (A)	1,756	187,997
BYD Co., Ltd., H Shares	8,500	180,289
China Construction Bank Corp., H Shares	1,114,000	937,116
China Life Insurance Co., Ltd., H Shares	84,000	173,522
China Merchants Bank Co., Ltd., H Shares	42,500	324,444
China Pacific Insurance Group Co., Ltd., H Shares	31,400	123,791
China Petroleum & Chemical Corp., H Shares	288,000	153,364
Industrial & Commercial Bank of China, Ltd., H Shares	844,000	605,769
JD.com, Inc., ADR (A)	10,145	855,528
Kuaishou Technology (A) (B)	9,600	333,400
LI Ning Co., Ltd.	23,500	152,647
Meituan, Class B (A) (B)	46,100	1,768,230
NetEase, Inc., ADR	4,531	467,871
New Oriental Education & Technology Group, Inc., ADR (A)	16,929	237,006
NIO, Inc., ADR (A)	14,610	569,498
Pinduoduo, Inc., ADR (A)	3,952	529,094
Ping An Insurance Group Co. of China, Ltd., H Shares	62,500	744,024
Shenzhou International Group Holdings, Ltd.	8,500	176,135
Smoore International Holdings, Ltd. (A) (B)	19,000	115,597
Sunac China Holdings, Ltd.	28,000	120,111
Sunny Optical Technology Group Co., Ltd.	8,100	184,620
TAL Education Group, ADR (A)	4,516	243,187
Tencent Holdings, Ltd.	22,200	1,741,860
Trip.Com Group, Ltd., ADR (A)	5,163	204,610
Vipshop Holdings, Ltd., ADR (A)	4,371	130,518
Wuxi Biologics Cayman, Inc. (A) (B)	36,500	457,045
Yum China Holdings, Inc.	4,753	281,425
ZTO Express Cayman, Inc., ADR	7,121	207,577

		15,629,907

Hong Kong - 1.2%
China Mengniu Dairy Co., Ltd.	31,000	177,440
China Resources Land, Ltd.	32,000	154,969
Geely Automobile Holdings, Ltd.	64,000	162,831
Sino Biopharmaceutical, Ltd.	117,500	117,584

		612,824

	Shares	Value
COMMON STOCKS (continued)
India - 4.2%
ICICI Bank, Ltd., ADR (A)	28,912	$ 463,459
Infosys, Ltd., ADR	41,416	775,308
Reliance Industries, Ltd., GDR (B)	18,275	1,010,607

		2,249,374

Indonesia - 1.1%
Bank Central Asia Tbk PT	125,400	268,283
Bank Rakyat Indonesia Persero Tbk PT	599,600	181,634
Telkom Indonesia Persero Tbk PT	537,600	126,581

		576,498

Kuwait - 0.4%
National Bank of Kuwait SAKP	81,313	217,104

Malaysia - 0.6%
Malayan Banking Bhd.	73,600	146,437
Public Bank Bhd.	171,200	173,409

		319,846

Mexico - 1.6%
America Movil SAB de CV, Series L	268,085	182,912
Fomento Economico Mexicano SAB de CV	21,012	158,243
Grupo Financiero Banorte SAB de CV, Class O (A)	27,708	155,911
Grupo Mexico SAB de CV, Series B	36,084	189,516
Wal-Mart de Mexico SAB de CV	57,246	180,379

		866,961

Peru - 0.2%
Credicorp, Ltd.	704	96,145

Qatar - 0.5%
Qatar National Bank QPSC	50,121	247,645

Republic of Korea - 12.5%
Celltrion, Inc. (A)	1,121	321,418
Hyundai Mobis Co., Ltd.	752	194,022
Hyundai Motor Co.	1,618	311,662
Kakao Corp.	682	300,098
KB Financial Group, Inc.	4,419	219,437
Kia Motors Corp.	3,025	221,579
LG Chem, Ltd.	535	380,539
LG Corp.	1,483	118,456
LG Electronics, Inc.	1,221	161,829
LG Household & Health Care, Ltd.	106	147,047
NAVER Corp.	1,634	544,306
NCSoft Corp.	181	139,618
POSCO	907	256,452
Samsung Biologics Co., Ltd. (A) (B)	187	123,593
Samsung C&T Corp.	1,014	111,547
Samsung Electronics Co., Ltd.	23,285	1,674,751
Samsung SDI Co., Ltd.	622	362,730
Shinhan Financial Group Co., Ltd.	5,840	193,248
SK Hynix, Inc.	6,090	712,989
SK Innovation Co., Ltd. (A)	596	115,329

		6,610,650

Republic of South Africa - 2.6%
FirstRand, Ltd. (C)	60,244	210,602
Naspers, Ltd., N Shares	4,923	1,177,456

		1,388,058

Russian Federation - 4.1%
Gazprom PJSC, ADR	68,245	407,013
Lukoil PJSC, ADR	4,073	329,343

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DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
MMC Norilsk Nickel PJSC, ADR	6,798	$ 211,962
Novatek PJSC, GDR	1,098	216,855
Rosneft Oil Co. PJSC, GDR	25,161	190,267
Sberbank of Russia PJSC, ADR	30,505	469,929
Tatneft PJSC, ADR	2,956	140,233
Yandex NV, Class A (A) (C)	3,601	230,680

		2,196,282

Saudi Arabia - 2.5%
Al Rajhi Bank	13,849	364,836
National Commercial Bank	15,262	216,087
Saudi Arabian Oil Co. (B)	22,610	217,033
Saudi Basic Industries Corp.	10,174	318,480
Saudi Telecom Co.	6,783	229,331

		1,345,767

Taiwan - 4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	16,544	1,956,825
United Microelectronics Corp., ADR (C)	26,121	237,962

		2,194,787

Thailand - 0.3%
PTT PCL, NVDR	96,900	127,133

United Arab Emirates - 0.4%
First Abu Dhabi Bank PJSC	49,279	195,874

Total Common Stocks (Cost $27,368,914)		36,730,056

PREFERRED STOCKS - 0.6%
Republic of Korea - 0.6%
Hyundai Motor Co.
2.86% (D)	412	35,676
2.94% (D)	251	22,178
LG Chem, Ltd.,
2.58% (D)	87	29,519
Samsung Electronics Co., Ltd.,
3.46% (D)	3,732	240,721
Samsung SDI Co., Ltd.,
0.24% (D)	16	6,376

Total Preferred Stocks (Cost $209,494)		334,470

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 29.7%
U.S. Cash Management Bill 0.01% (D), 06/29/2021	$ 15,782,000	15,781,414

Total Short-Term U.S. Government Obligation (Cost $15,781,707)		15,781,414

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional Treasury Money Market Fund, 0.01% (D)	26,551	26,551

Total Short-Term Investment Company (Cost $26,551)		26,551

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (E)
Securities Lending Collateral - 0.0% (E)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	15,352	$ 15,352

Total Other Investment Company (Cost $15,352)		15,352

Total Investments (Cost $43,402,018)		52,887,843
Net Other Assets (Liabilities) - 0.4%		228,099

Net Assets - 100.0%		$ 53,115,942

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DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	4	06/18/2021	$259,197	$264,500	$5,303	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.5%	$6,596,832
Internet & Direct Marketing Retail	12.3	6,487,892
Interactive Media & Services	7.2	3,820,833
Oil, Gas & Consumable Fuels	6.3	3,307,295
Semiconductors & Semiconductor Equipment	5.5	2,907,776
Technology Hardware, Storage & Peripherals	3.6	1,915,472
Automobiles	2.8	1,503,713
Metals & Mining	2.5	1,332,830
Insurance	2.0	1,041,337
IT Services	1.7	911,645
Entertainment	1.5	795,486
Chemicals	1.4	728,538
Life Sciences Tools & Services	1.1	580,638
Electronic Equipment, Instruments & Components	1.1	553,726
Textiles, Apparel & Luxury Goods	0.9	491,880
Diversified Consumer Services	0.9	480,193
Biotechnology	0.9	476,314
Diversified Telecommunication Services	0.7	355,912
Beverages	0.6	294,717
Hotels, Restaurants & Leisure	0.5	281,425
Real Estate Management & Development	0.5	275,080
Industrial Conglomerates	0.4	230,003
Diversified Financial Services	0.4	210,602
Air Freight & Logistics	0.4	207,577
Auto Components	0.4	194,022
Wireless Telecommunication Services	0.3	182,912
Food & Staples Retailing	0.3	180,379
Food Products	0.3	177,440
Household Durables	0.3	161,829
Personal Products	0.3	147,047
Pharmaceuticals	0.2	117,584
Tobacco	0.2	115,597
Money Market Funds	0.1	26,551

Investments	70.1	37,091,077
Short-Term Investments	29.9	15,796,766

Total Investments	100.0%	$52,887,843

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DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$15,830,635	$20,899,421	$—	$36,730,056
Preferred Stocks	—	334,470	—	334,470
Short-Term U.S. Government Obligation	—	15,781,414	—	15,781,414
Short-Term Investment Company	26,551	—	—	26,551
Other Investment Company	15,352	—	—	15,352

Total Investments	$15,872,538	$37,015,305	$—	$52,887,843

Other Financial Instruments
Futures Contracts (G)	$5,303	$—	$—	$5,303

Total Other Financial Instruments	$5,303	$—	$—	$5,303

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $4,025,505, representing 7.6% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $347,194, collateralized by cash collateral of $15,352 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $346,061. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at March 31, 2021.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

Transamerica ETF Trust	Page 4

DeltaShares® S&P EM 100 & Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica ETF Trust	Page 5

DeltaShares® S&P EM 100 & Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 6